Putnam Investments
                                                One Post Office Square
                                                Boston, MA 02109
                                                December 21, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (Reg. No. 333-515) (811-7513) (the "Trust")
    Putnam Mid Cap Fund 2000 (the "Fund)
    Post-Effective Amendment No. 38 to Registration Statement on
    Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 15, 2000.

Comments or questions concerning this certificate may be directed to Kathleen M. Moynihan at 1-800-225-2465, ext. 11796.

                                  Very truly yours,

                                  PUTNAM FUNDS TRUST

                                  PUTNAM MID CAP FUND 2000

                                  /s/ Gordon H. Silver
                              By: ---------------------
                                  Gordon H. Silver
                                  Vice President

cc: Vanda Shellock, Ropes & Gray